Gain on Acquisitions, Disposals and Others	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Gain on Acquisitions, Disposals and Others
GAIN ON ACQUISITIONS, DISPOSALS AND OTHERS

(in millions of Canadian dollars)	2018	2017
Gain on business acquisition	(4)	—
Gain on disposal of assets	(67)	(8)

2018
The Specialty Products segment generated a gain of $4 million on the business combination of Urban Forest Products LLC, Clarion Packaging LLC and Falcon Packaging LLC. See note 5 for details.

The Containerboard segment completed the sale of the building and land of its plant located in Maspeth, New York, USA for US$69 million ($86 million) net of transaction fees of US$3 million ($4 million). An amount of US$4 million ($5 million) was put in escrow and will be released to the Corporation in the third quarter of 2020 if certain conditions are met. Since the conditions are not under the Corporation's control, the gain on this amount is deferred until the conditions are met. The transaction resulted in a gain of $66 million, net of asset retirement obligation costs of $2 million. In the wake of the sale of the plant, the Containerboard segment also sold equipments for US$2 million ($2 million) which generated a gain of $1 million.

2017
The Containerboard Packaging segment sold a piece of land in Ontario, Canada, and recorded a gain of $7 million.

The Corporate Activities realized a $1 million gain from the sale of some assets.